PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of re-measurements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension defined benefit plans
Disclosure of net defined benefit liability (asset)
Actuarial gain (loss) on benefit obligations	$ 211.7	$ 60.0	$ (82.1)
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	(84.9)	42.4	27.4
Asset limit and minimum funding adjustment	(70.7)
Re-measurement gain (loss) recorded in other comprehensive income (loss)	56.1	102.4	(54.7)
Postretirement defined benefit plans
Disclosure of net defined benefit liability (asset)
Actuarial gain (loss) on benefit obligations	21.2	5.5	(6.3)
Re-measurement gain (loss) recorded in other comprehensive income (loss)	$ 21.2	$ 5.5	$ (6.3)